LICENSES	12 Months Ended
Dec. 31, 2013
LICENSES
LICENSES

10. LICENSES

        In connection with providing telecommunication services, the Group has been issued various GSM operating licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group has been granted access to various telecommunication licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local communication authorities.

        As of December 31, 2013 and 2012, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2013	2012
Armenia	5,982	5,580
Russia	291	274
Ukraine	123	1,499

Licenses, at cost	6,396	7,353
Accumulated amortization	(3,194)	(4,060)

Licenses, net	3,202	3,293

        Amortization expense for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 544 million, RUB 662 million and 1,142 million, respectively.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2013, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant. The weighted-average period until the next renewal of licenses in the Russian Federation is four years.

        License for the provision of telecommunication services in Ukraine was renewed in 2013 and is valid until 2026. License for the provision of telecommunication services in Armenia is valid until 2019. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in the cessation of the Group's operational activity in Turkmenistan. However, in July 2012, the Turkmenistan Ministry of Communications granted to the Group GSM and 3G licenses for a three-year term and the Group recommenced its operations in Turkmenistan. The license for the provision of telecommunication services in Uzbekistan was withdrawn in August 2012 (Note 4).

        Based on the cost of amortizable operating licenses existing at December 31, 2013 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2018 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2014	531
2015	531
2016	533
2017	531
2018	530
Thereafter	546

Total	3,202

        The actual amortization expense reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include targets for service start date, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.